Fair Value of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial assets, Carrying amount:
Held-to-maturity fixed-maturity securities	$ 28	$ 55	$ 180,398
Mortgage loans on real estate	9,672,269	8,788,018	7,182,169
Loans to affiliates	50	33,005	850,115
Policy loans	168,471	163,129	160,141
Acquired loans	210,074	224,083	201,268
Other invested assets	115,338	92,977	75,041
Financial liabilities, Carrying amount :
Investment contracts	95,530,318	89,282,957	84,156,386
Other liabilities		500,000
Mortgage notes payable	80,893	84,761	92,184
Financial assets, Fair value:
Held-to-maturity fixed-maturity securities	5,123	5,279	204,489
Mortgage loans on real estate	10,535,067	9,042,293	7,618,106
Loans to affiliates	50	32,733	850,115
Policy loans	168,471	163,129	160,141
Acquired loans	269,650	271,927	273,375
Other invested assets	115,338	92,977	75,041
Financial liabilities, Fair value:
Investment contracts	96,395,789	90,027,198	84,921,955
Other liabilities		499,079
Mortgage notes payable	96,491	98,890	109,119
Fair Value, Inputs, Level 2
Financial assets, Fair value:
Loans to affiliates	45		850,115
Policy loans	168,471	163,129	160,141
Acquired loans			175,888
Fair Value, Inputs, Level 3
Financial assets, Fair value:
Held-to-maturity fixed-maturity securities	5,123	5,279	204,489
Mortgage loans on real estate	10,535,067	9,042,293	7,618,106
Loans to affiliates	5	32,733
Acquired loans	269,650	271,927	97,487
Other invested assets	115,338	92,977	75,041
Financial liabilities, Fair value:
Investment contracts	96,395,789	90,027,198	84,921,955
Other liabilities		499,079
Mortgage notes payable	$ 96,491	$ 98,890	$ 109,119